Related Party Transactions and Arrangements (Schedule of Selling Commissions and Dealer Manager Fees) (Details) (Dealer Manager [Member], Realty Capital Securities, LLC [Member], Sales Commissions and Fees [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Sales Commissions and Fees [Member]
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 919